Consolidated Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Assets
Property, plant and equipment	$ 25,895	$ 25,380
Intangible assets and goodwill	613,386	628,974
Trade and other receivables	7,696	6,179
Investment in equity-accounted investees	2,022	2,070
Other investments	1,361	1,268
Term deposits	966	5,618
Non-current tax assets	22,071	18,373
Deferred tax assets, net	129,317
Other non-current assets	85	53
Total non-current assets	802,799	687,915
Inventories	218	25
Contract assets	253
Current tax assets	4,947
Trade and other receivables	91,950	68,847
Term deposits	279,722	197,056
Other current assets	153,123	121,964
Cash and cash equivalents	327,065	284,018
Total current assets	857,278	671,910
Total assets	1,660,077	1,359,825
Equity
Share capital	55	53
Share premium	2,161,217	2,057,362
Other components of equity	(29,899)	40,137
Accumulated deficit	(1,020,518)	(1,227,986)
Total equity attributable to owners of the Company	1,110,855	869,566
Non-controlling interests	5,563	6,490
Total equity	1,116,418	876,056
Liabilities
Loans and borrowings	216,818	15,650
Employee benefits	11,662	8,886
Contract liabilities	408	163
Deferred tax liabilities, net	4,754	822
Other non-current liabilities	12,443	4,590
Total non-current liabilities	246,085	30,111
Loans and borrowings	4,806	219,514
Trade and other payables	118,548	89,780
Contract liabilities	92,958	75,206
Other current liabilities	81,262	69,158
Total current liabilities	297,574	453,658
Total liabilities	543,659	483,769
Total equity and liabilities	$ 1,660,077	$ 1,359,825